Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Nov. 30, 2012		Nov. 30, 2011	Nov. 30, 2012 North America Cruise Brands	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2012 EAA Cruise Brands		Nov. 30, 2011 EAA Cruise Brands
Indefinite-lived Intangible Assets [Line Items]
Beginning Balance	$ 1,313		$ 1,311	$ 927	$ 927	$ 927	$ 386		$ 384
Foreign currency translation adjustment	6		2				6		2
Ending Balance	1,299		1,313	927	927	927	372		386
Ibero trademarks impairment charge	$ (20)	[1]					$ (20)	[1]

[1]	At February 29, 2012, we also performed an interim impairment test of Ibero's trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero's remaining trademark carrying values are not significant.